Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Research and development costs	$ 22,208	$ 26,478
Compensation and benefits	7,817	10,181
Professional fees	4,111	3,745
Other liabilities	327	393
Total accrued expenses and other liabilities	$ 34,463	$ 40,797